INCOME TAXES (Schedule of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Deferred tax (benefit) expense	$ (172)	$ (1,140)	$ (385)
Income tax liability	2,645	1,312	3,617
Taxes on income	$ 2,473	$ 172	$ 3,232